Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 24,827	$ 14,393
Accounts receivable, net of allowance for credit losses of $14,067 and $15,737, respectively	30,858	32,313
Amount due from related parties	2,366	2,493
Other receivables	41,958	18,824
Inventories, net	27,218	37,563
Prepaid expenses and other current assets	16,345	11,962
Total current assets	143,572	117,548
Property, plant, and equipment, net	100,527	109,476
Right-of-use assets	10,430	16,359
Goodwill	45,898	51,571
Intangible assets, net	3,723	3,975
Other assets, noncurrent	3,014	973
Total assets	307,164	299,902
Current liabilities:
Lines of credit – working capital	46,954	79,504
Lines of credit – wheat inventories	137,457	70,361
Accounts payable	27,295	26,196
Accrued expenses	18,974	13,062
Contract liabilities	540	1,910
Current portion of long-term debt	5,417	10,845
Contingent consideration liability	1,260
Other liabilities, current	284	1,019
Total current liabilities	238,181	202,897
Long-term debt	9,828	14,129
Loan from related party	1,801	1,234
Stockholder loans		15,269
Deferred tax liabilities	12,399	18,721
Total liabilities	262,209	252,250
Commitments and contingencies (Note 20)
Stockholders’ equity:
Preferred Shares; $0.001 par value; 1,000,000 authorized, — and — issued and outstanding, at December 31, 2022 and December 31, 2021, respectively
Additional paid-in capital	143,658	119,979
Accumulated deficit	(102,678)	(83,550)
Accumulated other comprehensive (loss) income	(2,984)	3,685
Non-controlling interest	6,902	7,517
Total Stockholders’ equity	44,955	47,652
Total liabilities and Stockholders’ equity	307,164	299,902
Common Stock [Member]
Stockholders’ equity:
Ordinary shares value	27	21
Class Z Ordinary Shares [Member]
Stockholders’ equity:
Ordinary shares value	$ 30